13. INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2017
Intangible assets other than goodwill [abstract]
13. INTANGIBLE ASSETS OTHER THAN GOODWILL

13.1       Classes of Intangible Assets

Balances in the different classes of intangible assets are as follows:

	As of December 31, 2017	As of December 31, 2016
Description of classes of intangible assets	ThCh$	ThCh$
Intangible assets, net	43,426,623	40,647,715
Net intangible asset with finite life	18,083,654	7,683,605
Brands, net	15,533,324	24,435,655
Water rights, net	9,755,585	8,474,387
Easements right, net	54,060	54,068

Net identifiable intangible assets	43,426,623	40,647,715
Patents, trademarks and other rights, net	40,281,203	37,709,777
Computer software, net	3,145,420	2,937,938

Intangible assets, gross	57,244,405	53,356,735

Identifiable intangible assets, gross	57,244,405	53,356,735
Patents, trademarks and other rights, gross	43,909,217	40,909,615
Computer software, gross	13,335,188	12,447,120

Total accumulated amortization and impairment, intangible assets	(13,817,782)	(12,709,020)
Patents, trademarks and other rights	(3,628,014)	(3,199,838)
Computer software	(10,189,768)	(9,509,182)

As of December 31, 2017, the Company has no restrictions on intangible assets and does not maintain acquisition commitments.

The book value of intangible with indefinite useful life was assigned to the cash generating unit (CGU) which corresponds to agricultural land, within the Wines segment. These intangible assets have been tested for impairment, together with agricultural land, i.e. CGUs were assessed, and no impairment was identified.

Changes of intangible as of December 31, 2017 are detailed as follows:

	Patents, trademarks and other rights, net	Computer software, net	Identifiable intangible assets, net
Changes in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Beginning balance	37,709,777	2,937,938	40,647,715
Changes :
Additions	5,198,154	897,339	6,095,493
Effect of translation in foreign subsidiaries	(1,720,256)	(9,271)	(1,729,527)
Withdrawals	(478,296)	—	(478,296)
Amortization	(428,176)	(680,586)	(1,108,762)
Total changes	2,571,426	207,482	2,778,908
Final balance as of December 31, 2017	40,281,203	3,145,420	43,426,623

The amount due to amortization amounted to ThCh$ 1,108,762, ThCh$1,119,655 and ThCh$1,098,051 as of December 31, 2017, 2016 and 2015, respectively, which is reflected in the statement of income included within item “depreciation and amortization”, within the line “administrative expenses” and line “costs of sales” corresponding to the portion which forms part of the inventory cost.

Changes of intangibles as of December 31, 2016 are detailed as follows:

	Patents, trademarks and other rights, net	Computare software, net	Identifiable intangible assets, net
Movements in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Beginning balance	38,270,211	2,860,286	41,130,497
Changes :
Additions	1,577,330	899,667	2,476,997
Effect of translation in foreign subsidiaries	(1,635,856)	108,482	(1,527,374)
Withdrawals	(62,454)	(250,296)	(312,750)
Amortization	(439,454)	(680,201)	(1,119,655)
Total changes	(560,434)	77,652	(482,782)
Final balance as of December 31, 2016	37,709,777	2,937,938	40,647,715

Intangible assets with a finite useful life are amortized on a lineal basis during its useful life, beginning at the moment when these are ready to be used. Those intangibles with indefinite useful lives are not amortized and are subject to the application of an impairment test at least once a year, in conformity with IAS 36.